RELATED PARTY TRANSACTIONS - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Due from related parties and current contract assets	$ 1,443	$ 123
Financial instrument assets	199	125
Non-current amounts due from related parties	135	128
Current portion of contract liability	35	24
Financial instrument liabilities	687	559
To Current Liabilities Due To Related Parties	835	588
Financial instrument liabilities	2,433	1,670
Due to related parties	705	1
Corporate borrowings	2,650	2,299
Non-recourse borrowings	26,839	21,117
Contract liability	680	662
Other long-term liabilities	1,764	1,530
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Current contract assets	61	54
Current amounts due from related parties	1,386	105
Financial instrument assets	170	395
Non-current contract assets	314	341
Current portion of contract liability	35	24
Current amounts due to related parties	541	205
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	39	38
Due to related parties	496	0
Contract liability	680	662
Brookfield Renewable | Brookfield Infrastructure Fund IV
Disclosure of transactions between related parties [line items]
Due to related parties	6	39
Brookfield Renewable | Brookfield Global Transition Fund I
Disclosure of transactions between related parties [line items]
Due to related parties	81	64
Receivables due from related parties	1,328	45
Brookfield Renewable | Brookfield Global Transition Fund II
Disclosure of transactions between related parties [line items]
Due to related parties	307	0
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Current amounts due from related parties	57	18
Non-current amounts due from related parties	135	128
Current amounts due to related parties	13	24
Due to related parties	209	1
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	2	3
Current amounts due to related parties	242	321
Financial instrument liabilities	2	3
Corporate borrowings	8	7
Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Other long-term liabilities	11	11
Brookfield Reinsurance and Associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-recourse borrowings	$ 101	$ 93